Credit facility	12 Months Ended
Dec. 31, 2023
Credit facility
Credit facility

6. Credit facility

On January 16, 2024, the Company entered into a definitive credit agreement with the Bank of Montreal (“BMO”) providing for a $15,000,000 secured revolving credit facility (the “Facility”). The Facility includes an accordion feature which provides for an additional $10,000,000 of availability subject to certain conditions. Amounts drawn on the Facility are subject to interest at SOFR plus 2.50% to 3.50% per annum, and the undrawn portion is subject to a standby fee of 0.5625% to 0.7875% per annum, both of which are dependent on the Company’s leverage ratio (as defined in the Facility agreement). The Facility has an initial term that matures on December 31, 2025 and is extendable one-year at a time through mutual agreement between Vox and BMO. The Facility is secured against the assets of the Company.

The Company incurred $271,029 of legal fees, included in Other Assets on the consolidated statements of financial position, relating to the work performed on the Facility through the period ended December 31, 2023. On execution of the Facility on January 16, 2024, the Company paid BMO a one-time arrangement fee of 0.5% and a two-year upfront fee of 0.25% per annum on the total Facility amount, being $150,000 in the aggregate.